Benefit Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Projected Benefit Obligations, Plan Assets And Funded Status Of Pension Plans

(in millions)	2011	2010
Projected benefit obligation at beginning of year	$6,439	$6,075
Service cost	74	80
Interest cost	351	356
Benefits paid	(371)	(375)
Actuarial losses	460	287
Termination	39
Curtailment	(22)
Other	(5)	16

Projected benefit obligation at end of year	6,965	6,439

Fair value of plan assets at beginning of year	5,218	4,870
Actual return on plan assets	188	667
Employer contributions	240	30
Funding of UST plans		26
Benefits paid	(371)	(375)

Fair value of plan assets at end of year	5,275	5,218

Net pension liability recognized at December 31	$(1,690)	$(1,221)

Net Pension Liability Recognized In Consolidated Balance Sheets

(in millions)	2011	2010
Other accrued liabilities	$(28)	$(30)
Accrued pension costs	(1,662)	(1,191)

	$(1,690)	$(1,221)

Weighted-Average Assumptions Used To Determine Benefit Obligations

	2011	2010
Discount rate	5.0%	5.5%
Rate of compensation increase	4.0	4.0

Schedule Of Components Of Net Periodic Pension Cost

(in millions)	2011	2010	2009
Service cost	$74	$80	$96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Amortization:
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12

Net periodic pension cost	$229	$154	$159

Termination, Settlement And Curtailment Changes For Pension Plans

(in millions)	2011	2009
Benefit obligation	$39	$9
Other comprehensive earnings/losses:
Net losses		3
Prior service cost	2

	$41	$12

Weighted-Average Assumptions Used To Determine Net Pension Cost

	2011	2010	2009
Discount rate	5.5%	5.9%	6.1%
Expected rate of return on plan assets	8.0	8.0	8.0
Rate of compensation increase	4.0	4.5	4.5

Fair Values Of Pension Plan Assets

Investments at Fair value as of December 31, 2011

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,482	$—	$1,482
U.S. small cap		441		441
International developed markets		152		152
International emerging markets		100		100
Long duration fixed income		585		585
U.S. and foreign government securities or their agencies:
U.S. government and agencies		510		510
U.S. municipal bonds		44		44
Foreign government and agencies		204		204
Corporate debt instruments:
Above investment grade		618		618
Below investment grade and no rating		255		255
Common stock:
International equities	550			550
U.S. equities	21			21
Registered investment companies	124	63		187
U.S. and foreign cash and cash equivalents	42	4		46
Asset backed securities		49		49
Other, net	16	2	13	31

Total investments at fair value, net	$753	$4,509	$13	$5,275

(in millions)	Level 1	Level 2	Level 3	Total
Common/collective trusts:
U.S. large cap	$—	$1,431	$—	$1,431
U.S. small cap		533		533
International developed markets		177		177
International emerging markets		123		123
Long duration fixed income		479		479
Other		125		125
U.S. and foreign government securities or their agencies:
U.S. government and agencies		440		440
U.S. municipal bonds		32		32
Foreign government and agencies		308		308
Corporate debt instruments:
Above investment grade		488		488
Below investment grade and no rating		178		178
Common stock:
International equities	542			542
U.S. equities	24			24
Registered investment companies	152	62		214
U.S. and foreign cash and cash equivalents	38	6		44
Asset backed securities		48		48
Other, net	8	11	13	32

Total investments at fair value, net	$764	$4,441	$13	$5,218

Estimated Future Benefit Payments From Pension Plans

(in millions)
2012	$386
2013	393
2014	416
2015	412
2016	418
2017 - 2021	2,191

Postretirement Health Costs

(in millions)	2011	2010	2009
Service cost	$34	$29	$33
Interest cost	139	135	125
Amortization:
Net loss	39	32	36
Prior service credit	(21)	(21)	(9)
Termination and curtailment	(4)		40

Net postretirement health care costs	$187	$175	$225

Termination And Curtailment Costs Changes For Postretirement Health Care Plans

(in millions)	2011	2009
Accrued postretirement health care costs	$11	$40
Other comprehensive earnings/losses:
Prior service credit	(15)

	$(4)	$40

Weighted-Average Assumptions To Determine Net Postretirement Cost

	2011	2010	2009
Discount rate	5.5%	5.8%	6.1%
Health care cost trend rate	8.0	7.5	8.0

Changes In Accumulated Postretirement Benefit Obligation

(in millions)	2011	2010
Accrued postretirement health care costs at beginning of year	$2,548	$2,464
Service cost	34	29
Interest cost	139	135
Benefits paid	(136)	(118)
Plan amendments	(282)	(58)
Assumption changes		124
Actuarial losses/(gains)	191	(28)
Termination and curtailment	11

Accrued postretirement health care costs at end of year	$2,505	$2,548

Assumptions To Determine Postretirement Benefit Obligations

	2011	2010
Discount rate	4.9%	5.5%
Health care cost trend rate assumed for next year	8.0	8.0
Ultimate trend rate	5.0	5.0
Year that the rate reaches the ultimate trend rate	2018	2017

Effects Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	13.3%	(10.6)%

Effect on postretirement benefit obligation	7.9	(6.7)

Estimated Future Payments For Postretirement Health Care Plans

(in millions)
2012	$146
2013	158
2014	167
2015	173
2016	176
2017-2021	851

Net Postemployment Costs

(in millions)	2011	2010	2009
Service cost	$1	$1	$1
Interest cost	2	1	1
Amortization of net loss	16	12	11
Other	121	5	178

Net postemployment costs	$140	$19	$191

Changes In Benefit Obligations Of Postemployment Plans

(in millions)	2011	2010
Accrued postemployment costs at beginning of year	$151	$349
Service cost	1	1
Interest cost	2	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5

Accrued postemployment costs at end of year	$270	$151

Amounts Recorded In Accumulated Other Comprehensive Losses

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,788)	$(796)	$(175)	$(3,759)
Prior service (cost) credit	(46)	425		379
Deferred income taxes	1,104	146	68	1,318

Amounts recorded in accumulated other comprehensive losses	$(1,730)	$(225)	$(107)	$(2,062)

(in millions)	Pensions	Post- retirement	Post- employment	Total
Net losses	$(2,287)	$(647)	$(151)	$(3,085)
Prior service (cost) credit	(62)	182		120
Deferred income taxes	914	180	60	1,154

Amounts recorded in accumulated other comprehensive losses	$(1,435)	$(285)	$(91)	$(1,811)

Movements In Other Comprehensive Earnings/Losses

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$171	$39	$16	$226
Prior service cost/credit	14	(21)		(7)
Deferred income taxes	(72)	(7)	(6)	(85)

	113	11	10	134

Other movements during the year:
Net losses	(672)	(188)	(40)	(900)
Prior service cost/credit	2	264		266
Deferred income taxes	262	(27)	14	249

	(408)	49	(26)	(385)

Total movements in other comprehensive earnings/losses	$(295)	$60	$(16)	$(251)

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$126	$32	$12	$170
Prior service cost/credit	13	(21)		(8)
Deferred income taxes	(55)	(4)	(4)	(63)

	84	7	8	99

Other movements during the year:
Net losses	(41)	(95)	(10)	(146)
Prior service cost/credit	(16)	58		42
Deferred income taxes	21	15	4	40

	(36)	(22)	(6)	(64)

Total movements in other comprehensive earnings/losses	$48	$(15)	$2	$35

(in millions)	Pensions	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$119	$36	$11	$166
Prior service cost/credit	12	(9)		3
Other expense:
Net losses	3			3
Deferred income taxes	(52)	(10)	(4)	(66)

	82	17	7	106

Other movements during the year:
Net losses	413	(25)	(24)	364
Prior service cost/credit		75		75
Deferred income taxes	(161)	(19)	10	(170)

	252	31	(14)	269

Total movements in other comprehensive earnings/losses	$334	$48	$(7)	$375